LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
SCHEDULE OF INFORMATION NEEDED TO COMPUTE BASIC AND DILUTED EARNINGS PER SHARE

	For The Three Months Ended June 30,		For The Six Months Ended June 30,
	2023	2022	2023	2022
Numerator
Net Loss attributable to common stockholders	$(11,700)	$(1,469)	$(6,808)	$(3,767)
Denominator
Weighted average common shares outstanding used to compute net loss per share, basic and diluted	47,418,269	36,616,430	46,263,591	36,579,990
Net loss per share of common stock, basic and diluted	$(0.25)	$(0.04)	$(0.15)	$(0.10)

The following table sets forth the information needed to compute basic and diluted (loss) earnings per share for the years ended December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Basic (Loss) Earnings per common share:
Net (Loss) Income available to common shareholders	$(39,571)	$4,338
Weighted average number of common shares-basic	38,565,307	35,579,137
(Loss) Earnings per share, basic	$(1.03)	$0.12

Diluted (Loss) earnings per common share:
Net (Loss) Income available to common shareholders	$(39,571)	$4,338
Weighted average number of common shares-basic	38,565,307	35,579,137
Dilutive effect related to stock options	-	2,163,200
Weighted average diluted shares outstanding	38,565,307	37,742,337
(Loss) Earnings per share, diluted	$(1.03)	$0.11

SCHEDULE OF POTENTIAL SHARES OF COMMON STOCK EXCLUDED FROM DILUTED NET (LOSS) INCOME PER SHARE

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	June 30, 2023	June 30, 2022
Warrants	23,492,221	-
Restricted stock units	208,000	-
Options	3,443,099	4,008,139
Weighted average number of common shares-basic	27,143,320	4,008,139

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income per share net (loss) income per share because their effect was anti-dilutive:

	December 31, 2022	December 31, 2021
Warrants	16,708,414	-
Restricted stock units	180,000	-
Options	3,642,958	-
Weighted average number of common shares-basic	20,531,372	-